ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Sep. 30, 2025
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET
	As of March 31,	As of September 30,
	2025	2025
	RMB	RMB
Accounts receivable	52,845	97,260
Allowance for credit losses	(52,845)	(46,089)
Accounts receivable, net	-	51,171

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The Company analyzed the collectability of accounts receivable based on historical collection and the customers’ intention of payment. As a result of such analysis, the allowance for credit loss was as follows:

	For the six months ended September 30,
	2024	2025
	RMB	RMB
Balance at beginning of period	293	52,845
Reversal of allowance for credit losses	-	(6,299)
Foreign currency translation difference	(2)	(457)
Balance at the end of period	291	46,089